UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$2,330	$2,583,388
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	627,161

		3,210,549
California — 24.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,895	3,100,806
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,970,366
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/19 (a)	1,325	1,469,094
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,085	1,253,652
2nd, 5.25%, 5/01/33	850	943,381
5.00%, 5/01/44	1,090	1,179,326
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,664,444
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,685,264
5.75%, 3/01/34	2,180	2,461,067
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,765,933
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	2,100	2,233,203
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	1,850	1,975,208
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.15%, 5/01/17 (b)	1,140	1,140,000
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,420	1,676,267

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	$1,000	$1,132,820
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,920,356
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,335	1,566,302
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,857,550
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,776,930
5.50%, 11/01/31	2,465	2,910,031
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	848,678
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	617,593
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,676,593

		43,824,864
Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,135,870
5.50%, 11/15/30	340	383,245
5.50%, 11/15/31	405	455,370
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,900	2,104,041

		4,078,526
Connecticut — 1.0%
University of Connecticut, Refunding RB, Series A, 5.00%, 1/15/36	1,700	1,893,103
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18 (a)	2,000	2,146,800

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Florida — 15.9%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	$400	$458,420
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,070,950
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,960,012
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,660,440
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	160	161,558
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,123,737
Series A, 6.00%, 10/01/38	1,000	1,166,850
Series B, AMT, 6.25%, 10/01/38	460	544,820
Series B, AMT, 6.00%, 10/01/42	615	708,443
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,162,160
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,465	3,779,830
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	4,645	5,131,610
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,196,666
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	3,995	4,636,317

		28,761,813
Hawaii — 1.4%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	478,733
5.25%, 8/01/26	460	513,732

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	$1,500	$1,610,685

		2,603,150
Illinois — 14.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,058,010
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	1,145	1,284,816
Series C, 6.50%, 1/01/21 (a)	5,225	6,215,085
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	2,000	2,176,640
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,068,430
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,908,409
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,153,689
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,340,975
5.25%, 12/01/43	1,505	1,587,880
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 2/15/41	665	552,209
5.00%, 2/15/41	555	557,597
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,583,562
6.00%, 6/01/28	400	454,764
State of Illinois, GO:
5.25%, 2/01/31	875	894,005
5.25%, 2/01/32	1,355	1,381,206
5.50%, 7/01/33	2,000	2,084,280
5.50%, 7/01/38	425	439,348

		26,740,905
Indiana — 3.8%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	573,271

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	$3,055	$3,378,097
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	545	589,701
5.50%, 1/01/38	2,235	2,408,548

		6,949,617
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	1,240	1,339,064
5.25%, 2/01/27	160	171,128

		1,510,192
Louisiana — 1.7%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,722,525
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,283,866

		3,006,391
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	245	260,347
5.25%, 1/01/42	545	594,235
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,160	1,229,832

		2,084,414
Michigan — 1.2%
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,122,449
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	205	224,436

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$1,120	$1,209,510

		1,433,946
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,285,140
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,139,580

		4,424,720
Nevada — 3.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,525,832
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,648,120
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,644,255

		6,818,207
New Jersey — 7.6%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	3,000	3,170,850
(AGM), 5.00%, 1/01/31	790	864,244
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,267,349
New Jersey Health Care Facilities Financing Authority, Refunding RB, RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	930	1,009,952
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	3,170	3,417,482
Series AA, 5.50%, 6/15/39	1,890	1,963,880

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series B, 5.25%, 6/15/36	$1,000	$1,015,920

		13,709,677
New York — 6.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,705,067
Water & Sewer System, 5.38%, 6/15/43	1,305	1,471,662
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,840,994
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,230,380
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/41	535	570,829

		10,818,932
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,281,220
Pennsylvania — 4.1%
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 121, 3.10%, 10/01/36	1,000	892,080
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/45	4,990	5,466,894
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,103,370

		7,462,344
South Carolina — 5.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,498,324
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,104,950
6.00%, 7/01/38	1,695	1,924,096
5.50%, 7/01/41	1,000	1,106,150

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	$1,095	$1,185,458
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,738,275

		10,557,253
Tennessee — 1.5%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	2,500	2,712,425
Texas — 22.7%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,500	2,656,950
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,540,268
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	3,790	4,198,827
6.00%, 11/15/35	210	232,000
Dallas Area Rapid Transit, Refunding RB, Senior Lien (a):
5.25%, 12/01/18	1,490	1,602,793
5.25%, 12/01/18	1,110	1,194,027
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,143,434
Series H, 5.00%, 11/01/37	2,200	2,366,078
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,422,528
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	3,150	3,583,093
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	1,835	1,914,657
(NPFGC), 5.75%, 1/01/40	590	611,081
Series A, 5.63%, 1/01/18 (a)	2,940	3,064,303
Series A, 5.63%, 1/01/33	3,645	3,771,117
Series S, 5.75%, 1/01/18 (a)	5,360	5,592,678
Series S, 5.75%, 1/01/18 (a)	2,460	2,566,789
Series SE, 5.75%, 1/01/40	915	948,974

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$620	$697,841

		41,107,438
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	629,143
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,428,076

		2,057,219
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,532,080
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,204,366

		2,736,446
Wyoming — 0.2%
Wyoming Municipal Power Agency Inc, Refunding RB, Series A (BAM), 5.00%, 1/01/42	330	367,069
Total Municipal Bonds - 130.1%		235,419,669

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	4,500	5,091,277
Colorado — 3.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	5,610	5,894,932
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	1,936,302

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	$1,039	$1,124,028
Florida — 4.4%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	7,500	8,021,700
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,603,442
Michigan — 1.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,321,577
Nevada — 5.3%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,350,000
Series B, 5.50%, 7/01/19	3,749	4,131,604

		9,481,604
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,370,759
New York — 5.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,494,958
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,058,373
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,660	3,027,584

		9,580,915
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,184	1,306,652

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,005	$1,065,376
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.6%		51,798,564
Total Long-Term Investments (Cost — $268,685,216) — 158.7%		287,218,233

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	3,238,695	3,239,019

Value
Total Short-Term Securities (Cost — $3,238,890) — 1.8%	$3,239,019
Total Investments (Cost — $271,924,106) — 160.5%	290,457,252
Other Assets Less Liabilities — 2.7%	4,843,579
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.1)%	(27,315,928)
VMTP Shares, at Liquidation Value — (48.1)%	(87,000,000)

Net Assets Applicable to Common Shares — 100.0%	$180,984,903

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$244,937,857

Gross unrealized appreciation	$19,388,592
Gross unrealized depreciation	(1,149,550)

Net unrealized appreciation	$18,239,042

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $2,230,645.

(e)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,352,893	1,885,802	3,238,695	$3,239,019	$3,245	$165	$129

(f)	Current yield as of period end.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(22)	5-Year U.S. Treasury Note	March 2017	$2,593,078	$(5,891)
(67)	10-Year U.S. Treasury Note	March 2017	$8,339,406	(29,463)
(38)	Long U.S. Treasury Bond	March 2017	$5,732,063	(11,657)
(6)	Ultra U.S. Treasury Bond	March 2017	$964,125	(2,720)
Total				$(49,731)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs \are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$287,218,233	—	$287,218,233
Short-Term Securities	$3,239,019	—	—	3,239,019

Total	$3,239,019	$287,218,233	—	$290,457,252

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(49,731)	—	—	$(49,731)

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(27,280,353)	—	$(27,280,353)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)
Total	—	$(114,280,353)	—	$(114,280,353)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 23, 2017